COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2013
Future Minimum Lease Payments for Non-Cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of September 30, 2013 are as follows:

	As of September 30, 2013
	(RMB’000)	(US$’000)
	(unaudited)
October 1, 2013 to December 31, 2013	1,207	197
Year 2014	2,650	433
Year 2015 and thereafter	2,335	382

Total	6,192	1,012

Commitments Related to Framework Contracts to Purchase Raw Materials

The commitments related to framework contracts to purchase raw materials as of September 30, 2013 are as follows:

	As of September 30, 2013
	(RMB’000)	(US$’000)
	(unaudited)
October 1, 2013 to December 31, 2013	35,029	5,724